Financial Assets and Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands				6 Months Ended		12 Months Ended
		Jun. 26, 2026 $ / shares shares	Apr. 08, 2026 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2026 $ / shares	Jun. 30, 2026 EUR (€)		Jun. 25, 2026 € / shares
Disclosure of financial assets and liabilities [line items]
Current borrowings						€ 109,902			€ 51,105	[1]
Non recourse factoring amount disposed				€ 956		2,679
Line of credit maximum borrowing capacity						72,550			49,810
Line of credit cumulative amount drawn						58,758
Change in fair value of derivative warrant liabilities				7,234
Common stock par or stated value per share | € / shares											€ 2.4
Allowance account for credit losses of financial assets						1,514			1,220
Additional allowance account for credit losses of trade and other receivables						4,819			4,714
Inventories pledged as security for liabilities						11,250			11,704
Nominal value of property plant and equipment pledged					€ 35,000		€ 35,000
Property plant and equipment pledged as security					24,789	24,789	€ 24,789		€ 24,789
Percentage of share capital pledged as collateral									100.00%
Inventories net book value									€ 4,534
Non recourse factoring limit amount				4,000		12,000
Adjustments For Expected Credit Loss For Trade And Other Receivables	[2]			(294)	(61)
Uncollectible balances				649	1,527
Loan from government entity						3,924			3,852
Capital increase			€ 10,600			66,260			82,519	[1]
Borrowings									€ 208,815
Percentage of share capital pledged as collateral									100.00%
Bridge loan			€ 5,650
Trade payables									€ 12,100
Non-current portion of non-current borrowings						54,764			140,146	[1]
Gains (losses) on change in fair value of derivatives	[3]			(7,234)	1,100
Extended to December 31, 2030 [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings									11,700
Syndicate Term Loan [Member] | Maturing Through 2030 [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings									55,300
Bullet Instrument [Member] | Maturing in December 2030 [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings									68,000
Working Capital Line [Member] | Maturing in December 2030 [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings									34,400
New Working Capital Line [Member] | Maturing in December 2030 [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings									5,400
Refinancing Agreement [Member]
Disclosure of financial assets and liabilities [line items]
Non-current portion of non-current borrowings									12,140
Factoring of receivables [member]
Disclosure of financial assets and liabilities [line items]
Current borrowings						€ 21,859			€ 24,636
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables				€ 250
Other Operating Income [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables					€ 22
Top of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term				120 days
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate						5.60%			3.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate						9.00%			10.00%
Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term				90 days
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate						0.00%			0.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate						3.81%			1.00%
Class A ordinary shares [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share | $ / shares		$ 2.4						$ 3.05
Class A ordinary shares [member] | Wallbox and Generac Power Systems, Inc. [Member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Trading days		30 days		30 days
Class A ordinary shares [member] | Wallbox and Generac Power Systems, Inc. [Member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Price Per Share | $ / shares		$ 6						6
Trading days		20 days		20 days
Warrants Exercisable Until May 8, 2029 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								0.13
Warrants Exercisable Until July 30, 2028 [member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares				229,938
Warrants Exercisable Until June 26, 2031 [member]
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares		3,301,758
Public warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								0
Private warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								0
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								0.31
Other warrant [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								2.49
Generac warrant [member] | Warrants Exercisable Until July 30, 2028 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares								$ 0.044

[1]	Unaudited
[2]	Unaudited
[3]	Unaudited